Leases - Summary of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	₩ 4,120,634	₩ 4,235,100
Less: Discount	(421,178)	(427,220)
Present value of lease payment	3,699,456	3,807,880	₩ 4,163,143
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	632,878	641,525
1~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,817,340	1,898,845
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	₩ 1,670,416	₩ 1,694,730